Average Annual Total Returns - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Institutional Class - Return Before Taxes
Jan. 28, 2023
Average Annual Return:
Past 1 year	1.00%
Past 5 years	0.80%
Past 10 years	0.50%